Discontinued Operations (Details) - Schedule of Operating expenses	12 Months Ended
Sep. 30, 2022 CAD ($)
Previously stated [member]
Discontinued Operations (Details) - Schedule of Operating expenses [Line Items]
Employee benefit expenses	$ 30,802,594
Stock-based compensation	4,272,673
Research costs	2,074,830
Impairment loss related to intangible assets	38,207,503
Marketing expenses	917,223
Selling expenses	299,382
Depreciation of property and equipment	1,291,048
Product line management expenses	47,965
Recruitment fees	791,788
Professional fees	3,852,140
Other expenses	1,176,515
Subcontractor services	2,006,904
Travel expenses	482,358
Amortization of intangible assets	257,064
Insurance	373,311
Research and development tax credits	(70,191)
Depreciation expense on right of use assets	560,870
Total, operating expenses	87,343,977
Adjustments [Member]
Discontinued Operations (Details) - Schedule of Operating expenses [Line Items]
Employee benefit expenses	(713,917)
Stock-based compensation
Research costs	(89,788)
Impairment loss related to intangible assets
Marketing expenses
Selling expenses
Depreciation of property and equipment
Product line management expenses
Recruitment fees	(11,662)
Professional fees
Other expenses
Subcontractor services	(26,404)
Travel expenses	(11,864)
Amortization of intangible assets
Insurance
Research and development tax credits
Depreciation expense on right of use assets	(13,212)
Total, operating expenses	(966,847)
As recast [Member]
Discontinued Operations (Details) - Schedule of Operating expenses [Line Items]
Employee benefit expenses	30,088,677
Stock-based compensation	4,272,673
Research costs	1,985,042
Impairment loss related to intangible assets	38,207,503
Marketing expenses	917,223
Selling expenses	299,382
Depreciation of property and equipment	1,291,048
Product line management expenses	47,965
Recruitment fees	780,126
Professional fees	3,852,140
Other expenses	1,176,515
Subcontractor services	1,980,500
Travel expenses	470,494
Amortization of intangible assets	257,064
Insurance	373,311
Research and development tax credits	(70,191)
Depreciation expense on right of use assets	547,658
Total, operating expenses	$ 86,477,130